Commitments and contingencies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Loss Contingencies [Line Items]
Schedule of lease obligations

The five-year maturity of the Company’s lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount
2021	$250,298
2022	258,046
2023	267,010
2024	260,152
2025	78,423
Thereafter	316,467
Total lease payments	1,430,396
Less: Interest	(257,469)
Present value of lease liabilities	$1,172,927
Less: present value of lease liabilities - discontinued operations	(493,085)
Present value of lease liabilities - continuing operations	679,842

The five-year maturity of the Company’s lease obligations is presented below:

Twelve Months Ending June 30,	Operating Lease Amount
2021	$216,033
2022	231,738
2023	240,099
2024	247,634
2025	148,825
Thereafter	328,749
Total lease payments	1,413,078
Less: Interest	(248,191)
Present value of lease liabilities	$1,164,887
Less: present value of lease liabilities - discontinued operations	(534,633)
Present value of lease liabilities - continuing operations	630,254

Schedule of accrued potential losses	As of December 31, 2020, the amount of potential losses the Company accrued for are summarized as follows:

Dispute matter	Claim amount
Leases	$62,964
As of June 30, 2020, the amount of potential losses the Company accrued for are summarized as follows:

Dispute matter	Claim amount
Leases	$45,867

Schedule of not accrued potential losses	As of December 31, 2020, the amount of potential losses the Company did not accrue for are summarized as follows:

Dispute matter	Claim amount
Guarantees	$257,936
As of June 30, 2020, the amount of potential losses the Company did not accrue for are summarized as follows:

Dispute matter	Claim amount
Guarantees	$248,302

Chongqin Penglin Food Co., Ltd
Loss Contingencies [Line Items]
Schedule of Guarantees

Name of the party being guaranteed	Guaranteed amount	Guarantee expiration date
CQ Mingwen (borrower)	$1,225,012	December 22, 2021

Name of the party being guaranteed	Guaranteed amount	Guarantee expiration date
CQ Mingwen (borrower)	$1,273,795	December 25, 2020